Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)

22. Accumulated Other Comprehensive Income (Loss)

The following summarizes the after-tax changes in the balances of accumulated other comprehensive income (loss):

millions	Interest-rate Derivatives Previously Subject to Hedge Accounting	Pension and Other Postretirement Plans	Total
Balance at December 31, 2015	$(42)	$(341)	$(383)
Other comprehensive income (loss), before reclassifications	—	(107)	(107)
Reclassifications to Consolidated Statement of Income	5	94	99
Net other comprehensive income (loss)	5	(13)	(8)
Balance at December 31, 2016	$(37)	$(354)	$(391)
Other comprehensive income (loss), before reclassifications	—	(10)	(10)
Reclassifications to Consolidated Statement of Income	2	61	63
Net other comprehensive income (loss)	2	51	53
Balance at December 31, 2017	$(35)	$(303)	$(338)
Other comprehensive income (loss), before reclassifications	—	39	39
Reclassifications to Consolidated Statement of Income	2	35	37
Cumulative effect of accounting change (1)	(7)	(66)	(73)
Net other comprehensive income (loss)	(5)	8	3
Balance at December 31, 2018	$(40)	$(295)	$(335)

(1)
Beginning January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. See Note 1—Summary of Significant Accounting Policies in the Notes to Consolidated Financial Statements for further information.